Contingencies Guarantees and Other Arrangements Guarantees (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Highway 150 LLC	Dec. 31, 2012 Highway 150 LLC Financial guarantee	Dec. 31, 2012 Commercial Highway 150
Guarantor Obligations
Guarantor obligations, maximum exposure				$ 1,000,000
Debt instrument, maturity date			Jan. 11, 2013
Loans payable to bank	0	0	15,100,000
Guarantor obligations, current carrying value				$ 0
Equity method investment, ownership percentage					10.00%